Cost of Sales - Disclosure of cost of sales (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Analysis of income and expense [abstract]
Production costs	R 29,774	R 22,048	R 20,324
Amortisation and depreciation of mining assets	3,777	3,409	3,961
Amortisation and depreciation of assets other than mining assets	98	99	93
Rehabilitation expenditure	135	47	33
Care and maintenance costs of restructured shafts	144	146	134
Employment termination and restructuring costs	332	40	242
Share-based payments	114	130	155
Impairment of assets	1,124	0	3,898
Other Cost of Sales Increase/(decrease)	(9)	(11)	29
Total cost of sales	35,489	25,908	28,869
Disclosure Of Cost Of Sales [Line Items]
Amortisation and depreciation of mining assets	R 3,777	R 3,409	R 3,961